Consolidated Statements Of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (436)	$ 1,569
Net income (loss) from continuing operations	(436)	442
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization	716	795
Amortization of loan fees-interest expense	5	4
Accretion of asset retirement obligation	132	141
Gain on asset sales	(45)	(33)
Compensation and services paid in stock / stock options	17	23
Changes in assets and liabilities:
Accounts receivable	41	96
Inventory, prepaid expense, and other assets	(68)	(28)
Accounts payable	63	(58)
Accrued liabilities	(123)	(64)
Settlement on asset retirement obligation	(76)	(25)
Net cash provided by operating activities - continuing operations	226	1,293
Net cash provided by operating activities - discontinued operations		44
Net cash provided by (used in) operating activities	226	1,337
Investing activities
Additions to oil and gas properties	(437)	(1,011)
Proceeds from sale of oil and gas properties	56	7
Additions to other property and equipment	(2)	(27)
Proceeds from sale of other property and equipment	150	8
Net cash provided by investing activities - continuing operations	(233)	(1,023)
Net cash provided by investing activities - discontinued operations		2,658
Net cash provided by (used in) investing activities	(233)	1,635
Financing activities
Proceeds from borrowings		100
Repayments of borrowings	(53)	(142)
Net cash used in financing activities - continuing operations	(53)	(42)
Net cash provided by (used in) financing activities	(53)	(42)
Net change in cash and cash equivalents	(60)	2,930
Cash and cash equivalents, beginning of period	3,115	185
Cash and cash equivalents, end of period	3,055	3,115
Supplemental cash flow information:
Cash interest payments	5
Supplemental non-cash investing and financing activities:
Financed company vehicles	57	136
Asset retirement obligations incurred	12	7
Revisions to asset retirement obligations	(187)	(198)
Capital expenditures included in accounts payable and accrued liabilities	$ 88	$ 9